UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	June 30, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		McDonald Investments, Inc.
Address: 	      800 Superior Avenue
            	Cleveland, OH  44114

13F File Number:  28-04569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Diane L. Wozniak
Title:  Assistant Vice President
Phone:  216-813-4794
Signature, Place, and Date of Signing:

/s/	Diane L. Wozniak		Brooklyn, Ohio	  	August 17, 2004

Report Type (Check only one.):

[    ]	 	13F HOLDINGS REPORT.

[ X  ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

McDonald Investments, Inc.

NOTIFICATION



	CIK number 0001074714, McDonald Investments Inc. will no longer be used
	to file the SEC 13F filings.   Please refer to CIK number 0001089877,
	KeyBank National Association for all future filings. Therefore, McDonald Investments, Inc. will be listed as a separate Investment Manager (Investment Manager 03)under the KeyBank National Association 13F filing.


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